Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Summary of Reconciliation Between the Effective Income Tax Rate and the PRC Statutory Income Tax Rate	A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	For the years ended December 31,
	2018	2019	2020
	%	%	%
PRC Statutory income tax rates	25.0%	25.0%	25.0%
Change in valuation allowance	(9.0)%	(20.2)%	(24.9)%
Super deduction of research and development expenses	—	3.9%	6.1%
Non-deductible expenses	(0.3)%	(0.6)%	(0.2)%
Estimates for uncertain tax positions	(10.5)%	—	—
Difference in EIT rates of certain overseas entities	(2.8)%	(1.0)%	(2.0)%
Tax filing difference	—	0.7%	0.1%
Effect of tax holiday (Note)	(7.6)%	(8.1)%	(4.6)%

Total	(5.2)%	(0.3)%	(0.5)%

Summary of Effect of Preferential Tax on China Operations	The following table sets forth the effect of preferential tax on China operations:

	For the years ended December 31,
	2018	2019	2020
Tax holiday effect	27,400	8,317	—
Basic and diluted net loss per share effect	1.02	0.17	—

Schedule of Loss from Domestic and Foreign Components Before Income Tax Expenses
Loss from domestic and foreign components before income tax expenses

	For the years ended December 31,
	2018	2019	2020
Domestic	400,791	560,503	383,730
Foreign	63,115	12,378	9,195

Total	463,906	572,881	392,925

Current and Deferred Portions of Income Tax Expense
The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2018	2019	2020
Current income tax expense	41,100	296	113
Deferred income tax (benefit)/expense	(16,940)	1,604	1,789

Income tax expense	24,160	1,900	1,902

Summary of Deferred Tax Assets	The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2019 and 2020 are as follows:

	As of December 31,
	2019	2020
Deferred tax assets
Deductible temporary difference related to advertising expenses	91,710	128,756
Deductible temporary difference related to accruals and other payables	26,851	24,954
Tax losses carried forward	103,246	163,998

Total deferred tax assets	221,807	317,708
Less: valuation allowanc e	(206,471)	(304,161)

Total deferred tax assets	15,336	13,547

Summary of Movement of Valuation Allowance
Movement of valuation allowance is as follows:

	For the years ended December 31,
	2018	2019	2020
Beginning balance	49,183	90,979	206,471
Additions	41,796	137,122	103,399
Reversals	—	(21,630)	(5,709)

Ending balance	90,979	206,471	304,161

Summary of Unrecognized Tax Benefits
The following table summarizes activity of the total amounts of unrecognized tax benefits:

	For the years ended December 31,
	2018	2019	2020
Beginning balance	—	41,100	41,100
Increases related to tax positions taken during the current year	41,100	—	—

Total	41,100	41,100	41,100